Pension and Other Benefit Plans - Fair Value by Investment Category and Level Within Fair Value Hierarchy (Details) - Pension Plans, Defined Benefit - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 11,574	$ 2,998	$ 2,597
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	788	104
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,899	2,546
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	887	348	$ 315
Global/International Equity commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,443	711
Global/International Equity commingled funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	465	1
Global/International Equity commingled funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,978	710
Global/International Equity commingled funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Global equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	341	252
Global equity mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	1
Global equity mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	333	251
Global equity mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S./North American Equity commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49	40
U.S./North American Equity commingled funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	1
U.S./North American Equity commingled funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46	39
U.S./North American Equity commingled funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Government funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
U.S. Government funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
U.S. Government funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
U.S. Government funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Non-U.S. Government funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	56	3
Non-U.S. Government funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	0
Non-U.S. Government funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54	3
Non-U.S. Government funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,095	992
Fixed income commingled funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	1
Fixed income commingled funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,092	991
Fixed income commingled funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	3
Fixed income mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	3
Fixed income mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Alternatives
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,106	758
Other Alternatives | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	3
Other Alternatives | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,228	412
Other Alternatives | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	874	343
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	1
Hedge Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Hedge Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	1
Hedge Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3
Other Assets | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other Assets | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other Assets | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3
Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	170	136
Insurance contracts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Insurance contracts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	160	131
Insurance contracts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	5
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	305	102
Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	300	94
Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	8
Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0